Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Loans are made to the Company’s executive officers, directors, and principal shareholders, as well as to entities controlled by any of the foregoing, during the ordinary course of business.  In management’s opinion, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans with other persons and do not involve more than normal risk of collectability or present other unfavorable features.  At December 31, 2015 and 2014, loans to executive officers, directors, and principal shareholders of the Company, as well as to entities controlled by any of the foregoing, amounted to $18.0 million and $31.3 million, respectively.  During 2015, additional loans made to related parties amounted to $3.5 million. Due to changes in the members of the Board of Directors in 2015, related party loans declined by $16.8 million in 2015.

Deposits are taken from the Company’s executive officers, directors, and principal shareholders, as well as to entities controlled by any of the foregoing, during the ordinary course of business.  In management’s opinion, these deposits are taken on substantially the same terms, including interest rates, as those prevailing at the time for comparable deposits from other persons.  At December 31, 2015 and 2014, deposits from executive officers, directors, and principal shareholders of the Company, as well as to entities controlled by any of the foregoing, amounted to $41.3 million and $36.6 million, respectively.

The Company leases from a Bank director the land on which one of its Eastern Shore branches is located for monthly payments of $2,280.  The terms of this lease were renewed for two years commencing June 5, 2014 and will expire June 5, 2016.  At that time, there is an option to renew the lease for another five-year term.